DERIVATIVE FINANCIAL INSTRUMENTS - Disclosure of Derivative Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	$ 759	$ 640
Financial Liabilities	(612)	(469)
Current financial assets	153	133
Current financial liability	(155)	(187)
Non-current financial asset	606	507
Non-current financial liability	(457)	(282)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(340)	(205)
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(67)	(41)
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(163)	(135)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(12)	(17)
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(30)	(71)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	134	121
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	13	35
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	583	449
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	0	0
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	$ 29	$ 35